As filed with the Securities and Exchange Commission on March 31, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21315

                    NEUBERGER BERMAN REALTY INCOME FUND INC.
                    ----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Neuberger Berman Realty Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                        JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Realty Income Fund Inc.
-----------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                           MARKET VALUE(+)         NUMBER OF SHARES                             MARKET VALUE(+)
                                          ($000'S OMITTED)                                                     ($000'S OMITTED)
COMMON STOCK (124.9%)                                                     715,000     Maguire Properties            19,720(E)
                                                                                                                   ----------
                                                                                                                    56,362
APARTMENTS (11.1%)
       403,900     Apartment Investment &
                    Management                      16,011(E)      OFFICE - INDUSTRIAL (1.2%)
       476,600     Camden Property Trust            23,520(E)             170,049     Liberty Property Trust         5,460(E)
       249,900     Education Realty Trust            2,944(E)
       193,800     Home Properties                   9,300(E)      REGIONAL MALLS (8.1%)
                                                   ----------             127,800     CBL & Associates
                                                    51,775                             Properties                    3,397(E)
                                                                          452,700     Glimcher Realty Trust          6,003(E)
BUSINESS SERVICES (3.7%)                                                  104,700     Macerich Co.                   7,158
       516,740     Macquarie Infrastructure         17,083                177,600     Pennsylvania REIT              4,733
                                                                          181,876     Simon Property Group          16,256(E)
COMMERCIAL PRODUCTS & SERVICES (12.3%)                                                                             ----------
       442,000     Capital Trust                    12,681(OO)                                                      37,547
        67,300     CBRE Realty Finance                 383(E)
       910,300     Crystal River Capital            12,763(E)      RESIDENTIAL MORTGAGE (2.9%)
       635,200     Gramercy Capital                 14,705(E)             447,400     Annaly Capital Management      8,823
     1,726,500     NorthStar Realty Finance         16,764(E)             250,100     Chimera Investment             4,789
                                                   ----------                                                      ----------
                                                    57,296                                                          13,612

COMMUNITY CENTERS (14.7%)                                          SELF STORAGE (5.3%)
       331,100     Ramco-Gershenson Properties                            425,865     Extra Space Storage            6,448(E)
                    Trust                            7,383(E)              17,600     Public Storage                 1,377
       499,814     Regency Centers                  30,704(E)             119,700     Public Storage, Depositary
       809,400     Tanger Factory Outlet                                               Shares                        2,991
                    Centers                         30,409(E)             329,200     Sovran Self Storage           13,043(E)
                                                   ----------             61,200     U-Store-It Trust                 583
                                                    68,496                                                         ----------
                                                                                                                    24,442
DIVERSIFIED (11.6%)
       298,300     Colonial Properties Trust         7,350 (E)     SHOPPING CENTERS (0.0%)
       822,400     iStar Financial                  21,942 (E)(OO)            400     Equity One                        10(E)
       629,800     Lexington Realty Trust            9,415 (E)
       167,100     Vornado Realty Trust             15,106 (E)     TOTAL COMMON STOCK                              580,491
                                                   -----------     (COST $462,599)
                                                    53,813
                                                                   PREFERRED STOCKS (24.6%)
HEALTH CARE (27.1%)
       642,800     HCP, Inc.                        19,548 (E)     APARTMENTS (4.2%)
       382,400     Health Care REIT                 16,401 (E)            138,000     Apartment Investment &
        37,300     Healthcare Realty Trust             963                             Management, Ser. T            2,887(OO)
       629,600     Nationwide Health                                      377,800     Mid-America Apartment
                   Properties                       19,870(E)                          Communities, Ser. H           9,185
       609,500     OMEGA Healthcare                                       151,300     Post Properties, Ser. A        7,219
                   Investors                        10,057                                                         ----------
     1,338,800     Ventas, Inc.                     59,175(E)                                                       19,291
                                                   -----------
                                                   126,014         COMMERCIAL PRODUCTS & SERVICES (0.9%)
                                                                          240,000     Northstar Realty Finance,
INDUSTRIAL (14.6%)                                                                     Ser. B                        4,020
     2,937,750     DCT Industrial Trust             27,821(E)
       628,000     EastGroup Properties             25,993         COMMERCIAL SERVICES (1.8%)
       403,400     First Industrial Realty                                156,000     Anthracite Capital, Ser. C     2,847 (E)
                    Trust                           14,050(E)             200,000     Anthracite Capital, Ser. D     3,310 (E)
                                                   -----------            146,500     Newcastle Investment, Ser. D   2,212
                                                    67,864                                                         ----------
                                                                                                                     8,369
LODGING (0.2%)
       114,700     Ashford Hospitality Trust           717         COMMUNITY CENTERS (1.3%)
                                                                           66,000     Developers Diversified
OFFICE (12.1%)                                                                         Realty, Ser. I                1,551
       181,500     BioMed Realty Trust               4,189                 85,500     Saul Centers, Ser. A           2,120
       313,758     Brandywine Realty Trust           5,914(E)             115,000     Tanger Factory Outlet
        40,179     Corporate Office                                                    Centers, Ser. C               2,576
                    Properties Trust                 1,287                                                         ----------
       363,000     Highwoods Properties             10,864                                                           6,247
       341,000     HRPT Properties Trust             2,711(E)      DIVERSIFIED (3.6%)
       180,200     Kilroy Realty                     8,835                200,000     iStar Financial, Ser. E        3,880
        80,000     Mack-Cali Realty                  2,842(E)

See Notes to Schedule of Investments

                                                               JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Realty Income Fund Inc. cont'd
------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                       MARKET VALUE(+)
                                                      ($000'S OMITTED)

       580,000     Lexington Corp. Properties
                    Trust, Ser. B                               12,696
                                                               -------
                                                                16,576

HEALTH CARE (3.9%)
       685,000     Health Care REIT, Ser. D                     16,890
        59,000     LTC Properties, Ser. F                        1,406
                                                               -------
                                                                18,296

LODGING (3.6%)
       130,200     AP AIMCAP, Ser. A                             1,330(*)
        81,900     Hersha Hospitality Trust, Ser. A              1,884
        81,700     Hospitality Properties Trust, Ser. B          2,007
        32,000     Host Hotels & Resorts, Ser. E                   818
       123,000     LaSalle Hotel Properties, Ser. E              2,768
        40,000     Strategic Hotels & Resorts, Ser. A            1,003(n)
       119,000     Strategic Hotels & Resorts, Ser. B            2,539
       208,400     Strategic Hotels & Resorts, Ser. C            4,376
                                                               -------
                                                                16,725

MANUFACTURED HOMES (0.4%)
        80,000     American Land Lease, Ser. A                   1,688

OFFICE (2.9%)
        29,167     HRPT Properties Trust, Ser. B                   727
       480,000     Parkway Properties, Ser. D                   11,520(E)
        53,200     SL Green Realty, Ser. D                       1,313
                                                                ------
                                                                13,560

OFFICE - INDUSTRIAL (0.6%)
        70,000     Digital Realty Trust, Ser. A                  1,613
        61,400     Digital Realty Trust, Ser. B                  1,348
                                                                ------
                                                                 2,961

REGIONAL MALLS (1.4%)
        48,000     Glimcher Realty Trust, Ser. F                 1,054
       108,500     Glimcher Realty Trust, Ser. G                 2,134
        72,900     Taubman Centers, Ser. G                       1,852
        50,000     Taubman Centers, Ser. H                       1,237
                                                                ------
                                                                 6,277

TOTAL PREFERRED STOCKS                                         114,010
(COST $130,620)

SHORT-TERM INVESTMENTS (36.3%)
   168,686,437     Neuberger Berman Securities
                   Lending Quality Fund, LLC (COST
                   $168,686)                                   168,686(++)(#)

TOTAL INVESTMENTS (185.8%)
(COST $761,905)                                                863,187(##)

Liabilities, less cash, receivables and other
assets [(36.7%)]                                             (170,539)(@@)

Liquidation Value of Auction Preferred Shares
[(49.1%)]                                                    (228,000)
TOTAL NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                  $      464,648


See Notes to Schedule of Investments

                                                    JANUARY 31, 2008 (UNAUDITED)


     NOTES TO SCHEDULE OF INVESTMENTS
     --------------------------------

(+) Investments in equity securities by Neuberger Berman Realty Income Fund Inc. (the "Fund") are valued by an independent pricing service. The independent pricing service values equity securities at the latest sale price where that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If quotations are not readily available, securities are valued by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At January 31, 2008, the cost of investments for U.S. federal income tax purposes was $761,905,000. Gross unrealized appreciation of investments was $163,471,000 and gross unrealized depreciation of investments was $62,189,000, resulting in net unrealized appreciation of $101,282,000, based on cost for U.S. federal income tax purposes.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(E)  All or a portion of this security is on loan.

(00) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(*)  Security did not produce income during the last twelve months.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2008, these securities amounted to approximately $1,003,000 or 0.2% of net assets applicable to common shareholders.

                                                    JANUARY 31, 2008 (UNAUDITED)

(@@) At January 31, 2008, the Fund had outstanding interest rate swap contracts as follows:

                                                                  RATE TYPE
                                                         ----------------------------

                                                                           VARIABLE-
                                                            FIXED-RATE          RATE     ACCRUED NET
     SWAP                                                     PAYMENTS      PAYMENTS        INTEREST       UNREALIZED
     COUNTER                   NOTIONAL     TERMINATION    MADE BY THE   RECEIVED BY      RECEIVABLE     APPRECIATION         TOTAL
     PARTY                       AMOUNT            DATE           FUND      THE FUND       (PAYABLE)   (DEPRECIATION)    FAIR VALUE
     Citibank, N.A.         $75,000,000    July 2, 2012          5.44%      4.63%(1)       $(47,177)     $    144,310  $     97,133

     Citibank, N.A.          82,000,000   June 26, 2008          2.58%      3.29%(2)           3,212      (6,285,379)   (6,282,167)

                                                                                           $(43,965)     $(6,141,069)  $(6,185,034)

(1)      30 day LIBOR (London Interbank Offered Rate) at December 28, 2007.

(2)      30 day LIBOR (London Interbank Offered Rate) at January 24, 2008.


For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Realty Income Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 27, 2008


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 27, 2008